Rule 497(e)

Registration Nos. 333-210186 and 811-23147

First Trust Exchange-Traded Fund VIII

(the “Trust”)

FT CBOE VEST NASDAQ-100® BUFFER ETF – MARCH

FT CBOE VEST NASDAQ-100® BUFFER ETF – JUNE

FT CBOE VEST NASDAQ-100® BUFFER ETF – DECEMBER

(each, a “Fund”)

SUPPLEMENT TO EACH FUND’S PROSPECTUS

OCTOBER 21, 2022

Notwithstanding anything to the contrary in each Fund’s prospectus, the reference to “Nasdaq 100 Stock Index” in the section entitled “Total Return Information” is replaced with “NASDAQ 100 Index – Price Return.”

PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS